Restricted Net Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted net assets	$ 94,275,000
Apportion to statutory reserve	46,000	$ 46,000
Taiwan [Member]
Apportion to statutory reserve	$ 33,000	33,000	$ 33,000
Taiwan [Member] | Minimum [Member]
Percentage of profit after tax to required to be set aside to legal reserve	10.00%
Minimum threshold percentage of paid up capital to be maintained as legal reserve	25.00%
Thailand [Member]
Apportion to statutory reserve	$ 13,000	13,000	0
Thailand [Member] | Minimum [Member]
Percentage of retained earnings to required to be set aside to legal reserve	5.00%
Percentage of registered authorized capital threshold required to be set aside to legal reserve	10.00%
CHINA
Apportion to statutory reserve	$ 0	$ 0	$ 0